Consolidated shareholders’ equity - Principal Characteristics of Restricted Share Plans (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares € / shares	Dec. 31, 2019 EUR (€) shares € / shares
Restricted share plan 2021 | Performance share plan one
Disclosure of classes of share capital [line items]
Service period	3 years
Total number of shares awarded (in shares)	3,484,420
Fair value of plan at the date of grant | €	€ 262
Restricted share plan 2021 | Performance share plan one | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)	2,209,901
Fair value per share awarded (in euros per share) | € / shares	€ 77.27
Restricted share plan 2021 | Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)	1,274,519
Fair value per share awarded (in euros per share) | € / shares	€ 71.30
Restricted share plan 2021 | Performance share plan two
Disclosure of classes of share capital [line items]
Service period	3 years
Total number of shares awarded (in shares)	13,521
Fair value of plan at the date of grant | €	€ 1
Restricted share plan 2021 | Performance share plan two | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)	0
Fair value per share awarded (in euros per share) | € / shares	€ 0
Restricted share plan 2021 | Performance share plan two | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)	13,521
Fair value per share awarded (in euros per share) | € / shares	€ 68.45
Restricted share plan 2020
Disclosure of classes of share capital [line items]
Service period		3 years
Total number of shares awarded (in shares)		3,340,501
Fair value of plan at the date of grant | €		€ 270
Restricted share plan 2020 | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)		2,536,893
Fair value per share awarded (in euros per share) | € / shares		€ 82.36
Restricted share plan 2020 | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)		803,608
Fair value per share awarded (in euros per share) | € / shares		€ 76.11
Restricted share plan 2019 | Performance share plan one
Disclosure of classes of share capital [line items]
Service period			3 years
Total number of shares awarded (in shares)			73,027
Fair value of plan at the date of grant | €			€ 5
Restricted share plan 2019 | Performance share plan one | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)			0
Fair value per share awarded (in euros per share) | € / shares			€ 0
Restricted share plan 2019 | Performance share plan one | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)			73,027
Fair value per share awarded (in euros per share) | € / shares			€ 63.18
Restricted share plan 2019 | Performance share plan two
Disclosure of classes of share capital [line items]
Service period			3 years
Total number of shares awarded (in shares)			3,797,582
Fair value of plan at the date of grant | €			€ 258
Restricted share plan 2019 | Performance share plan two | Without market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)			3,797,582
Fair value per share awarded (in euros per share) | € / shares			€ 67.90
Restricted share plan 2019 | Performance share plan two | With market condition
Disclosure of classes of share capital [line items]
Total number of shares awarded (in shares)			0
Fair value per share awarded (in euros per share) | € / shares			€ 0